Financial Instruments and Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value [Abstract]
Schedule of Assets and Liabilities are Considered to have Carrying Amounts	All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.
Thousands of $ For The Years ended December 31	2023	2022	Fair value hierarchy
Assets
At amortized cost
Trade receivables	11,088	9,357
Cash and cash equivalents	22,380	15,503
Total financial assets	33,468	24,860

Liabilities
At fair value:
Other financial liabilities
GPS contingent consideration	62,611	52,881	Level 3
Exact Sciences 5-Year Warrants	2,153	-	Level 3
NovioGendix contingent consideration	1,198	1,182	Level 3
Innovatus derivative instrument	192	910	Level 3
Kreos derivative instrument	-	891	Level 3
Subtotal financial liabilities at fair value	66,154	55,864

At amortized cost:
Loans and borrowings	36,207	35,530	Level 2
Lease liabilities	5,058	4,263
Trade payables	8,811	10,178
Subtotal financial liabilities at amortized cost	50,076	49,971
Total financial liabilities	116,230	105,835

Schedule of Reconciliation of Cash and Non-Cash Movements	A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:
Thousands of $	Financial Derivative Instruments (Kreos and Innovatus)		Contingent Consideration (NovioGendix and GPS)
For the years ended December 31	2023	2022	2023	2022
Beginning balance	1,801	810	54,063	1,617
Cash movements
Loans and borrowings repaid	(1,022)		(250)
Non-cash movements
GPS contingent consideration				50,483
Exact Sciences 5-year warrant			2,153
Innovatus embedded derivative convertible call option		1,026
Effective interest rate adjustment	(4)
Foreign exchange rate impact / other movements		(35)
Fair value changes through profit and loss	(719)		9,996	1,963
Change to level 1 fair value hierarchy	136
Ending balance	192	1,801	65,962	54,063